Acquisitions (Tables)	12 Months Ended
Aug. 31, 2011
Acquisitions [Abstract]
Fair value of assets acquired and liabilities assumed in acquisition of Duane Reade
The final fair values of assets acquired and liabilities assumed on April 9, 2010, are as follows (in millions):

Accounts receivable	$52
Inventory	228
Other current assets	99
Property and equipment	219
Other non-current assets	3
Intangible assets	445
Goodwill	401
Total assets acquired	1,447
Liabilities assumed	313
Debt assumed	574
Net cash paid	$560

Actual results from Duane Reade operations since acquisition
Actual results from Duane Reade operations included in the Consolidated Statements of Earnings since the date of acquisition are as follows (in millions, except per share amounts):

	Twelve Months Ended August,
	2011	2010
Net sales	$1,868	$732
Net loss	(7)	(56)
Net earnings per common share:
Basic	(0.01)	(0.06)
Diluted	(0.01)	(0.06)